SUPPLEMENT TO THE PROSPECTUS,

SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO SMALL, MID, ALL CAP STOCK FUNDS

Wells Fargo Opportunity Fund

  (the “Fund”)

Effective immediately, Class B shareholders of other Wells Fargo Funds are no longer able to exchange their shares for Class B shares of the Fund.

            Effective on May 6, Class B shares of the Fund will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectuses and SAI will be removed.

March 21, 2017                                                                                                           SCIT037/P204ASP